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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number       811-3070

Hilliard-Lyons Government Fund, Inc.

(Exact name of registrant as specified in charter)

P.O. Box 32760
Louisville, Kentucky 40232-2760

(Address of principal executive offices) (Zip code)

Joseph C. Curry, Jr.
Hilliard-Lyons Government Fund, Inc.
P.O. Box 32760
Louisville, Kentucky 40232-2760

(Name and address of agent for service)

Registrant's telephone number, including area code: 502-588-8400

Date of fiscal year end: August 31

Date of reporting period: May 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

HILLIARD-LYONS GOVERNMENT FUND, INC.
SCHEDULE OF INVESTMENTS
(UNAUDITED)
May 31, 2010

		Cash Equivalent Yield
Principal Amount				Maturity Date
						Value

	U.S. GOVERNMENT SPONSORED ENTERPRISES* -- 63.5%***

$44,000,000	Federal Home Loan Bank	0.061%		06/01/2010		$44,000,000
15,300,000	Federal Home Loan Bank	0.091		06/01/2010		15,300,000
50,000,000	Federal Home Loan Bank	0.112		06/01/2010		50,000,000
40,000,000	Federal Home Loan Bank	0.122		06/02/2010		39,999,867
25,000,000	Federal Home Loan Bank	0.157		06/02/2010		24,999,892
55,000,000	Federal Farm Credit Bank	0.368	(a)	06/03/2010	(b)	55,000,000
50,000,000	Federal Home Loan Bank	0.117		06/04/2010		49,999,521
64,500,000	Federal Farm Credit Bank	0.528	(a)	06/04/2010	(b)	64,492,871
30,000,000	Federal Home Loan Bank	0.112		06/07/2010		29,999,450
30,000,000	Federal Home Loan Bank	0.147		06/09/2010		29,999,033
35,000,000	Federal Home Loan Bank	0.157		06/11/2010		34,998,493
20,000,000	Federal Home Loan Bank	0.122		06/14/2010		19,999,133
25,000,000	Federal Farm Credit Bank	0.830	(a)	06/15/2010	(b)	25,000,000
40,000,000	Federal Home Loan Bank	0.172		06/16/2010		39,997,167
54,000,000	Federal Farm Credit Bank	0.430	(a)	06/20/2010	(b)	54,026,210
50,000,000	Federal Home Loan Bank	0.162		06/23/2010		49,995,111
40,000,000	Federal Home Loan Bank	0.122		06/30/2010		39,996,133
90,000,000	Federal Home Loan Bank	0.198	(a)	07/13/2010	(b)	90,002,041
78,000,000	Federal Home Loan Bank	0.253	(a)	07/15/2010	(b)	77,998,347
90,000,000	Federal Home Loan Bank	0.251	(a)	07/27/2010	(b)	89,999,733
55,000,000	Federal Home Loan Bank	0.274	(a)	07/28/2010	(b)	55,001,143
25,000,000	Federal Farm Credit Bank	0.230	(a)	08/04/2010	(b)	24,999,277
30,000,000	Federal Farm Credit Bank	0.750	(a)	08/12/2010	(b)	30,000,000

	TOTAL U.S. GOVERNMENT SPONSORED ENTERPRISES
	(at amortized cost -- $1,035,803,422)					1,035,803,422

	U.S. TREASURY SECURITIES -- 9.8%***

40,000,000	United States Treasury Bill	0.130		06/04/2010		39,999,711
35,000,000	United States Treasury Bill	0.145		06/10/2010		34,998,731
45,000,000	United States Treasury Bill	0.140		06/17/2010		44,997,200
40,000,000	United States Treasury Bill	0.145		06/24/2010		39,996,295

	TOTAL U.S. TREASURY SECURITIES
	(at amortized cost -- $159,991,937)					159,991,937

	REPURCHASE AGREEMENTS -- 6.1%***

100,000,000	JP Morgan Securities, Inc. Repurchase Agreement, dated 5/28/10, collateralized by $102,118,000 market value U.S. Treasury Bills, 0.22%, due 11/26/10 with a repurchase price of $100,001,111	0.100		06/01/2010		100,000,000

	TOTAL REPURCHASE AGREEMENTS
	(at cost -- $100,000,000)					100,000,000

HILLIARD-LYONS GOVERNMENT FUND, INC.
SCHEDULE OF INVESTMENTS - continued
(UNAUDITED)
May 31, 2010

		Cash Equivalent Yield
Principal Amount				Maturity Date
						Value

	FDIC GUARANTEED CORPORATE FLOATING RATE NOTES** -- 20.6%***

$22,000,000	Bank of America NA	0.378%	(a)	07/29/2010	(b)	$22,013,310
42,000,000	Citigroup Funding Inc.	0.438	(a)	07/30/2010	(b)	42,007,508
30,000,000	Bank of America NA	0.287	(a)	09/13/2010	(b)	30,009,916
48,600,000	American Express Bank, FSB	1.147	(a)	12/10/2010	(b)	48,790,424
17,500,000	KeyCorp	0.907	(a)	12/15/2010	(b)	17,514,943
10,000,000	SunTrust Bank	0.907	(a)	12/16/2010	(b)	10,008,086
64,400,000	General Electric Capital Corp.	0.336	(a)	03/11/2011	(b)	64,465,294
20,000,000	Goldman Sachs Group Inc.	0.337	(a)	03/15/2011	(b)	20,037,005
22,000,000	Goldman Sachs Group Inc.	0.624	(a)	11/09/2011	(b)	22,058,478
58,000,000	General Electric Capital Corp.	1.184	(a)	12/09/2011	(b)	58,757,441

	TOTAL FDIC GUARANTEED CORPORATE FLOATING RATE NOTES
	(at amortized cost -- $335,662,405)					335,662,405

	TOTAL INVESTMENTS – 100.0%
	(at cost -- $1,631,457,764****)					1,631,457,764

	OTHER ASSETS LESS LIABILITIES – 0.0%					909,212

	NET ASSETS - 100.0%					$1,632,366,976

*	Obligations of U.S. Government sponsored enterprises are not issued or guaranteed by the United States Treasury.
**	This debt is guaranteed under the Federal Deposit Insurance Corporation's ("FDIC") Temporary Liquidity Guarantee Program ("TLGP") and is backed by the full faith and credit of the United States. Details of the TLGP can be found on the FDIC's website, www.fdic.gov/tlgp.
***	The percentage shown for each investment category is the total value of that category as a percentage of the total net assets of the Fund.
****	Also represents cost for federal income tax purposes.
(a)	Floating or variable rate security. The interest rate shown is the rate in effect as of May 31, 2010.
(b)	The maturity date shown is either the readjustment date of the interest rate or the stated maturity date on the security.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b)	There have been no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibit 99. CERT	Certifications pursuant to Section 302 of the Sarbanes Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hilliard-Lyons Government Fund, Inc.

By (Signature and Title)	/s/ Joseph C. Curry, Jr.

Joseph C. Curry, Jr., President
(principal executive officer)

Date: July 8, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Dianna P. Wengler

Dianna P. Wengler, Senior Vice President and Treasurer
(principal financial officer)

Date: July 8, 2010

By (Signature and Title)	/s/ Joseph C. Curry, Jr.

Joseph C. Curry, Jr., President
(principal executive officer)

Date: July 8, 2010